TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Carrying value of transferred assets [member] | Repurchase agreement & stock lending [member] | The Group [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		£ 3,123	£ 997
Available-for-sale financial assets			5,691
Financial assets at fair value through other comprehensive income		5,436
Carrying value of transferred assets [member] | Repurchase agreement & stock lending [member] | The Bank [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		655	989
Available-for-sale financial assets			5,397
Financial assets at fair value through other comprehensive income		7,552
Carrying value of transferred assets [member] | Securitisation programme [member] | The Group [member]
Financial assets at amortised cost:
Loans and advances to customers		42,545	41,674	[1],[2]
Carrying value of transferred assets [member] | Securitisation programme [member] | The Bank [member]
Financial assets at amortised cost:
Loans and advances to customers		6,433	11,760	[1],[2]
Carrying value of associated liabilities [member] | Repurchase agreement & stock lending [member] | The Group [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		2,668	269
Available-for-sale financial assets			4,645
Financial assets at fair value through other comprehensive income		4,560
Carrying value of associated liabilities [member] | Repurchase agreement & stock lending [member] | The Bank [member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		21	269
Available-for-sale financial assets			4,645
Financial assets at fair value through other comprehensive income		6,065
Carrying value of associated liabilities [member] | Securitisation programme [member] | The Group [member]
Financial assets at amortised cost:
Loans and advances to customers		£ 7,376	5,533	[1],[2]
Carrying value of associated liabilities [member] | Securitisation programme [member] | The Bank [member]
Financial assets at amortised cost:
Loans and advances to customers	[1],[2]

[1]	The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of 31,396 million (31 December 2018: 31,647 million).
[2]	The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.